Convertible Notes Payable and Derivative Liability - Additional Information (Detail)																1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 18, 2015 shares	Jul. 10, 2015 USD ($) Tranches	Apr. 17, 2015 USD ($) $ / shares	Apr. 14, 2015 USD ($)	Apr. 11, 2015 USD ($)	Apr. 09, 2015 USD ($)	Feb. 27, 2015 USD ($)	Jan. 30, 2015 USD ($) $ / shares	Nov. 24, 2014 USD ($)	Sep. 26, 2014 USD ($)	Sep. 24, 2014 USD ($)	Sep. 19, 2014 USD ($)	Aug. 26, 2014 USD ($)	Aug. 25, 2014 USD ($)	Jul. 21, 2014 USD ($)	Jan. 31, 2015 $ / shares	Sep. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Sep. 30, 2014 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Oct. 14, 2015 USD ($)	Aug. 20, 2015 USD ($)	Aug. 14, 2015 USD ($)	Mar. 26, 2015 USD ($)	Mar. 20, 2015 USD ($)	Mar. 16, 2015 USD ($)	Mar. 13, 2015 USD ($) $ / shares	Feb. 24, 2015 USD ($)	Jan. 29, 2015 USD ($)	Jan. 28, 2015 USD ($)
Debt Conversion [Line Items]
Proceeds from convertible debt																				$ 7,432,128	$ 3,500,000	$ 3,475,000
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 0.75		$ 11.75	$ 0.75	$ 11.75	$ 11.75
Debt instrument, convertible, terms of conversion feature																				The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount																	$ 266,497			$ 266,497		$ 1,225,573
Change in fair value of derivative liabilities																	(2,544,014)		$ 548,315	$ 509,057	$ 548,315	(1,805,990)
Conversion, percentage of weighted average price																				51.00%
Minimum percentage of change in present value of future cash flows																				10.00%
Maximum estimated percentage of resulted change in present value of future cash flows																				10.00%
Consecutive trading days																				20 days
Weighted probability model for the fair value			$ 3,287,000				$ 2,720,000
Derivative gain recognized							334,000
Derivative loss recognized			$ 1,764,000
Cash settlement provision for warrants classified in equity																	0			$ 0
Debt converted to common shares | shares																				67,475,000
Reclassified to equity upon conversion																				$ 3,828,711
Amortization of debt discount																	$ 2,071,898		$ 216,224	$ 8,121,537	$ 216,224	$ 935,290
Warrants to purchase common stock outstanding | shares																	14,084,000			14,084,000		206,480
Class of warrant or rights, outstanding																	$ 4,266,522			$ 4,266,522
Common Stock [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 0.09			$ 0.09
Conversions of convertible debentures | shares																				67,475,105
Conversion of Convertible Debentures [Member]
Debt Conversion [Line Items]
Reclassified to equity upon conversion																				$ 4,519,000
Amortization of debt discount																				1,730,000
September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 1,710,000			$ 1,710,000
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 5.00			$ 5.00
Debt instrument, convertible, terms of conversion feature																				Modified Debentures have a fixed conversion price of the lower of $5.00 or 51% of the VWAP for the last 20 days prior to the conversion.
Conversion, percentage of weighted average price																				51.00%
Consecutive trading days																				20 days
Debt redemption amount																														$ 100,000	$ 100,000
Accrued interest of debt																				$ 49,000
Debt Instrument, Tranche Three [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						$ 450,000
Debt Instrument, Due after filing						2 days
July 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 4,420,000			$ 4,420,000
Debt redemption amount							$ 100,000																			$ 150,000	$ 75,000	$ 25,000	$ 50,000
July 2014 and September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 5			$ 5
August 2015 Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																								$ 5,480,000	$ 5,480,000
Convertible Debt [Member]
Debt Conversion [Line Items]
Debt Instrument, Maturity Date												Sep. 19, 2015			Jul. 21, 2015
Debt Instrument, Face Amount												$ 2,500,000			$ 3,500,000		$ 4,994,000			$ 4,994,000		$ 3,750,000										$ 1,500,000
Proceeds from convertible debt									$ 250,000		$ 500,000	$ 1,000,000		$ 1,000,000	$ 1,000,000					$ 150,000
Debt Instrument, Interest Rate, Stated Percentage												5.00%			10.00%
Debt Instrument, Description																				In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. Through subsequent modifications of the July 2014 Debentures and September 2014 Debentures, the required date to file the registration statement and the effective date of the registration statement have been changed to April 15, 2015 and July 15, 2015, respectively. The registration statement was filed on April 9, 2015, and became effective on June 11, 2015.		In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The registration statement was not declared effective within 120 days, and the amortization payment conversion rate was adjusted accordingly.
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 5.00									$ 1.83			$ 1.83									$ 1.83
Debt instrument, convertible, terms of conversion feature																				They were originally convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion.		Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount															$ 275,000
Derivative Liability								$ 2,690,000							1,885,000		$ 132,175			$ 132,175
Change in fair value of derivative liabilities																				$ 1,072,000
Conversion, percentage of weighted average price								51.00%												51.00%
Consecutive trading days								20 days												20 days
Convertible debt instrument term																				3 years
Debt instrument effective percentage																	8.00%			8.00%
Warrant instrument grant agreement, description																				The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.		The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the "Reference Price") equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term.
Convertible Debt [Member] | Directors Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 150,000			$ 150,000
Convertible Debt [Member] | Subsequent Event [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								$ 1,800,000																								$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 5.00													$ 1.83
Conversion, percentage of weighted average price																51.00%
Consecutive Trading Days																20 days
Convertible Debt [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								1,800,000
Convertible Debt [Member] | Funded within thirty (30) days of the closing [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								200,000
Convertible Debt [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								100,000
Convertible Debt [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								100,000
Convertible Debt [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								100,000
Convertible Debt [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								500,000
Convertible Debt [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								500,000
Convertible Debt [Member] | Funded at the Closing [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount								$ 100,000
Convertible Debt [Member] | September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 1,300,000			$ 1,300,000
Debt Instrument, Payment Terms																				The original agreement called for amortization payments, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.		Repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.
Debt Instrument, Description																				The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Debentures.		The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures.
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 0.88			$ 0.88
Debt instrument, convertible, terms of conversion feature																				Modified Debentures all have a fixed conversion price of the lower of $0.88 or 51% of the VWAP for the last 40 days prior to the conversion.
Conversion, percentage of weighted average price																				51.00%
Consecutive trading days																				40 days
Warrants to purchase shares common stock | shares	2,291,832
Percentage reduction of exercise price of warrants to purchase share of common stock	6.00%
Class of warrant or right, exercised | shares	2,292,000
Convertible Debt [Member] | Debt Instrument, Tranche One [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount												$ 1,000,000			1,000,000
Proceeds from convertible debt															1,000,000					$ 650,000
Convertible Debt [Member] | Debt Instrument, Tranche Two [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount												$ 1,500,000			1,000,000
Proceeds from convertible debt													$ 1,000,000							500,000
Convertible Debt [Member] | Debt Instrument, Tranche Three [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount															$ 1,000,000
Proceeds from convertible debt										$ 500,000										500,000
Convertible Debt [Member] | Debt Instrument, Tranche Four [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt					$ 500,000				$ 250,000											700,000
Convertible Debt [Member] | Debt Instrument, Tranche Five [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt				$ 500,000
Convertible Debt [Member] | July 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 300,000			$ 300,000
Proceeds from convertible debt																		$ 2,811,500
Debt Instrument, Payment Terms																				The original agreement calling for amortization payments, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following eight successive months thereafter.		Repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.88														$ 1.83			$ 1.83
Debt instrument, convertible, terms of conversion feature																				The first $300,000 had a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 40 days prior to the conversion. The April 17, 2015 closing contained a fixed conversion price of the lower of $0.88 or 51% of the VWAP for the last 40 days prior to the conversion.
Conversion, percentage of weighted average price			51.00%																	51.00%
Consecutive trading days			40 days																	40 days
Warrants to purchase shares common stock | shares	6,332,441
Percentage reduction of exercise price of warrants to purchase share of common stock	6.00%
Class of warrant or right, exercised | shares																				0
Convertible Debt [Member] | July 2014 and September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 1.83			$ 1.83
Convertible Debt [Member] | August 2015 Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 200,000			$ 200,000				$ 1,500,000
Proceeds from convertible debt																				$ 1,078,880
Debt Instrument, Interest Rate, Stated Percentage																	10.00%			10.00%
Debt Instrument, Description																				In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The pre-effective registration statement was filed with the SEC on October 16, 2015.
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 0.75			$ 0.75
Debt instrument, convertible, terms of conversion feature																				All amounts are convertible at any time, in whole or in part, at the option of the holders into shares of the Company's common stock at a fixed conversion price. The conversion price is the lower of (a) $0.75, or (b) a 49% discount to the lowest daily VWAP (as reported by Bloomberg) of the Common Stock during the 30 trading days prior to the conversion date. The Fixed Conversion Price is subject to adjustment for stock splits, combinations or similar events. If the Company makes any subsequent equity sales (subject to certain exceptions), under which an effective price per share is lower than the Fixed Conversion Price, then the conversion price will be reset to equal such price. The Company may prepay the Debentures in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 51% of the lowest volume weighted average price of the common stock for the 30 prior trading days. The premium will be recognized at such time as the Company may choose to prepay the Debentures.
Derivative Liability																	$ 2,345,000			$ 2,345,000
Conversion, percentage of weighted average price																				51.00%
Consecutive trading days																				30 days
Warrant instrument grant agreement, description																				The debenture entered into with the second investor on August 20, 2015 included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Debenture, with a three year term.
Percentage of discount to common stock valuation																				49.00%
Percentage of premium																				30.00%
Percentage of debenture conversion price on common stock price																				120.00%
Debenture conversion term																				3 years
Warrants to purchase common stock outstanding | shares																	7,254,902			7,254,902
Class of warrant or rights, outstanding																	$ 404,561			$ 404,561
Conversions of convertible debentures | shares																	0
Convertible Debt [Member] | August 2015 Debentures [Member] | Maximum [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																	$ 3,979,877			3,979,877
Convertible Debt [Member] | Debt Instrument Tranche Seven [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt																				250,000
Convertible Debt [Member] | Debt Instrument Tranche Eight [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt																				1,250,000
Convertible Debt [Member] | Debt Instrument Tranche Nine [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt																				$ 750,000
Convertible Debt [Member] | July 2015 Debenture [Member].
Debt Conversion [Line Items]
Debt Instrument, Face Amount		$ 500,000
Number of tranches | Tranches		5
Convertible Debt [Member] | July 2015 Debenture [Member]. | Subsequent Event [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount																							$ 100,000